Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000172618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000172618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000172618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[1]
C000172618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000172618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000172618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000172618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000172618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000172618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000172618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[1]
C000172618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000172618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[1]
C000172618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000172618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[1]
C000172619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000172619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000172619 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[2]
C000172619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000172619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000172619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000172619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000172619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000172619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000172619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[2]
C000172619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000172619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[2]
C000172619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000172619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[2]
C000172620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000172620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000172620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[3]
C000172620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000172620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000172620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000172620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000172620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000172620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000172620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[3]
C000172620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000172620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[3]
C000172620 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000172620 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[3]
C000172621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000172621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000172621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[4]
C000172621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000172621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[4]
C000172621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000172621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000172621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000172621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000172621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[4]
C000172621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000172621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[4]
C000172621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000172621 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[4]
C000172622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000172622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000172622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[5]
C000172622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000172622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000172622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000172622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000172622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000172622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000172622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[5]
C000172622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000172622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[5]
C000172622 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000172622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[5]
C000172623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000172623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000172623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[6]
C000172623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000172623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[6]
C000172623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000172623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000172623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000172623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[6]
C000172623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[6]
C000172623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000172623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[6]
C000172623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000172623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[6]
C000172624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000172624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000172624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[7]
C000172624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000172624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000172624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000172624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000172624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000172624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000172624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[7]
C000172624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000172624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[7]
C000172624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000172624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[7]
C000185831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000185831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000185831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[8]
C000185831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000185831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[8]
C000185831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000185831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000185831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000185831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[8]
C000185831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[8]
C000185831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000185831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[8]
C000185831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000185831 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[8]
C000172625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000172625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000172625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[9]
C000172625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000172625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[9]
C000172625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000172625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000172625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000172625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000172625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[9]
C000172625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000172625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[9]
C000172625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[9]
C000172625 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[9]
C000230639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230639 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230639 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230639 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[10]
C000230639 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230639 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230639 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230639 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230641 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[11]
C000230641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230641 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230641 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230641 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[12]
C000230640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230640 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230640 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230640 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000172610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[13]
C000172610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[13]
C000172610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[13]
C000172610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000172610 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000172610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[13]
C000172610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000172610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[13]
C000172610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[13]
C000172610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000172610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[13]
C000172610 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000172610 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000172611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000172611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[14]
C000172611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[14]
C000172611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[14]
C000172611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000172611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000172611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000172611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000172611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[14]
C000172611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[14]
C000172611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000172611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[14]
C000172611 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000172611 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[14]
C000172612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000172612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[15]
C000172612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[15]
C000172612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[15]
C000172612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000172612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000172612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[15]
C000172612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000172612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[15]
C000172612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[15]
C000172612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[15]
C000172612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[15]
C000172612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000172612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000172613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000172613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[16]
C000172613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[16]
C000172613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[16]
C000172613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[16]
C000172613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000172613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000172613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[16]
C000172613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[16]
C000172613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[16]
C000172613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[16]
C000172613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[16]
C000172613 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000172613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000172614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000172614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[17]
C000172614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[17]
C000172614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[17]
C000172614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000172614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000172614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000172614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000172614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[17]
C000172614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[17]
C000172614 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[17]
C000172614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[17]
C000172614 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000172614 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000172615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000172615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[18]
C000172615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[18]
C000172615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[18]
C000172615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000172615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000172615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000172615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000172615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[18]
C000172615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[18]
C000172615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[18]
C000172615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[18]
C000172615 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000172615 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000172616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000172616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[19]
C000172616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[19]
C000172616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[19]
C000172616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000172616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000172616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000172616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000172616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[19]
C000172616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[19]
C000172616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[19]
C000172616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[19]
C000172616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000172616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000185829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000185829 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[20]
C000185829 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[20]
C000185829 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[20]
C000185829 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000185829 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000185829 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000185829 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000185829 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[20]
C000185829 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[20]
C000185829 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[20]
C000185829 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[20]
C000185829 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000185829 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
C000172617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000172617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[21]
C000172617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[21]
C000172617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[21]
C000172617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000172617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000172617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000172617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000172617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[21]
C000172617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[21]
C000172617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[21]
C000172617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[21]
C000172617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000172617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000172602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000172602 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[22],[23]
C000172602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[22]
C000172602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[22]
C000172602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[22]
C000172602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[22]
C000172602 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[22]
C000172602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[22]
C000172602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[22]
C000172602 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000172602 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[22]
C000172602 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[22]
C000172602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000172603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000172603 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[24],[25]
C000172603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[24]
C000172603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[24]
C000172603 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000172603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[24]
C000172603 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[24]
C000172603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[24]
C000172603 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[24]
C000172603 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000172603 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[24]
C000172603 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[24]
C000172603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[24]
C000172604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000172604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[26],[27]
C000172604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[26]
C000172604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[26]
C000172604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[26]
C000172604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[26]
C000172604 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[26]
C000172604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[26]
C000172604 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[26]
C000172604 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
C000172604 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[26]
C000172604 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[26]
C000172604 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[26]
C000172605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000172605 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[28],[29]
C000172605 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[28]
C000172605 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[28]
C000172605 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[28]
C000172605 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[28]
C000172605 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[28]
C000172605 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[28]
C000172605 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[28]
C000172605 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000172605 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[28]
C000172605 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[28]
C000172605 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[28]
C000172606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000172606 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[30],[31]
C000172606 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[30]
C000172606 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[30]
C000172606 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[30]
C000172606 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[30]
C000172606 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[30]
C000172606 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[30]
C000172606 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[30]
C000172606 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000172606 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[30]
C000172606 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[30]
C000172606 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[30]
C000172607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000172607 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[32],[33]
C000172607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[32]
C000172607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[32]
C000172607 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[32]
C000172607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[32]
C000172607 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[32]
C000172607 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[32]
C000172607 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[32]
C000172607 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[32]
C000172607 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[32]
C000172607 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[32]
C000172607 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000172608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000172608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[34],[35]
C000172608 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[34]
C000172608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[34]
C000172608 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[34]
C000172608 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[34]
C000172608 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[34]
C000172608 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[34]
C000172608 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[34]
C000172608 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000172608 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[34]
C000172608 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[34]
C000172608 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000185827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000185827 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[36],[37]
C000185827 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[36]
C000185827 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[36]
C000185827 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[36]
C000185827 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[36]
C000185827 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[36]
C000185827 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[36]
C000185827 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[36]
C000185827 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[36]
C000185827 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[36]
C000185827 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[36]
C000185827 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000172609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000172609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[38],[39]
C000172609 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[38]
C000172609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[38]
C000172609 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[38]
C000172609 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[38]
C000172609 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[38]
C000172609 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[38]
C000172609 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[38]
C000172609 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000172609 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[38]
C000172609 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[38]
C000172609 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[38]
C000230636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230636 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230636 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[40]
C000230636 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230636 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230636 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000247960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[41],[42]
C000247960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[41]
C000247960 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[41]
C000247960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[41]
C000247960 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000247960 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000247960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[41]
C000247960 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000247960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[41]
C000247960 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[41]
C000247960 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[41]
C000247960 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[41]
C000247960 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[41]
C000247961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000247961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[43],[44]
C000247961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[43]
C000247961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[43]
C000247961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[43]
C000247961 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000247961 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000247961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[43]
C000247961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000247961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[43]
C000247961 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[43]
C000247961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[43]
C000247961 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000247961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[43]
C000230642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230642 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[45]
C000230642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230642 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230642 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230642 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230638 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230638 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230638 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230638 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[46]
C000230638 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230638 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230638 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230638 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230637 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230637 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[47]
C000230637 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230637 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230637 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244677 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[48]
C000244677 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244677 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244677 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000244677 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000244677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000236223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000236223 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[50],[51]
C000236223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[50]
C000236223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[50]
C000236223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[50]
C000236223 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[50]
C000236223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000236223 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[50]
C000236223 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[50]
C000236223 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[50]
C000236223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[50]
C000236223 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[50]
C000236223 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000236223 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[50]
C000244676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244676 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244676 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[52]
C000244676 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244676 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244676 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000244676 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[53]
C000244676 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000236224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000236224 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[54],[55]
C000236224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[54]
C000236224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[54]
C000236224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[54]
C000236224 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[54]
C000236224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000236224 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[54]
C000236224 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[54]
C000236224 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[54]
C000236224 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[54]
C000236224 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[54]
C000236224 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000236224 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[54]
C000247962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[56]
C000247962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[56],[57]
C000247962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[56]
C000247962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[56]
C000247962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[56]
C000247962 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000247962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[56]
C000247962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[56]
C000247962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000247962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[56]
C000247962 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[56]
C000247962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[56]
C000247962 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000247962 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[56]
C000247959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[58]
C000247959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[58],[59]
C000247959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[58]
C000247959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[58]
C000247959 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[58]
C000247959 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000247959 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[58]
C000247959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[58]
C000247959 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000247959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[58]
C000247959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[58]
C000247959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[58]
C000247959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[58]
C000247959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[58]
C000247958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[60]
C000247958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[60],[61]
C000247958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[60]
C000247958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[60]
C000247958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[60]
C000247958 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[60]
C000247958 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[60]
C000247958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[60]
C000247958 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[60]
C000247958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[60]
C000247958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[60]
C000247958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[60]
C000247958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[60]
C000247958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[60]
C000011238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[62]
C000011238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[62]
C000011238 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[62]
C000011238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[62]
C000011238 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[62]
C000011238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[62]
C000011238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[62]
C000011238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[62]
C000011238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[62]
C000011238 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[62]
C000011238 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[62]
C000011236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[63]
C000011236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[63]
C000011236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000011236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[63]
C000011236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[63]
C000011236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[63]
C000011236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[63]
C000011236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[63]
C000011236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[63]
C000011236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[63]
C000011236 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[63]
C000040918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[64]
C000040918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[64]
C000040918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[64]
C000040918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[64]
C000040918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[64]
C000040918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[64]
C000040918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[64]
C000040918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[64]
C000040918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[64]
C000040918 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[64]
C000040918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[64]
C000035166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[65]
C000035166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[65]
C000035166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[65]
C000035166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[65]
C000035166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[65]
C000035166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[65]
C000035166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[65]
C000035166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[65]
C000035166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[65]
C000035166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[65]
C000035166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[65]
C000040919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[66]
C000040919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[66]
C000040919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[66]
C000040919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[66]
C000040919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[66]
C000040919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[66]
C000040919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[66]
C000040919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[66]
C000040919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[66]
C000040919 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[66]
C000040919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[66]
C000040920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[67]
C000040920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[67]
C000040920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[67]
C000040920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[67]
C000040920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[67]
C000040920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[67]
C000040920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[67]
C000040920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[67]
C000040920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[67]
C000040920 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[67]
C000040920 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[67]
C000011243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[68]
C000011243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[68]
C000011243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[68]
C000011243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[68]
C000011243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[68]
C000011243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[68]
C000011243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[68]
C000011243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[68]
C000011243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[68]
C000011243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[68]
C000011243 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[68]
C000148302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000148302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[69]
C000148302 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[69]
C000148302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[69]
C000148302 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[69]
C000148302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[69]
C000148302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[69]
C000148302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[69]
C000148302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[69]
C000148302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[69]
C000148302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[69]
C000185805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[70]
C000185805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[70]
C000185805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[70]
C000185805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[70]
C000185805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[70]
C000185805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[70]
C000185805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[70]
C000185805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[70]
C000185805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[70]
C000185805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[70]
C000185805 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[70]
C000172570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[71]
C000172570 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[71],[72]
C000172570 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[71]
C000172570 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[71]
C000172570 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000172570 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[71]
C000172570 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[71]
C000172570 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[71]
C000172570 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[71]
C000172570 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[71]
C000172570 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[71]
C000172570 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[71]
C000172570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[71]
C000172570 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[71]
C000172571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[73]
C000172571 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[73],[74]
C000172571 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[73]
C000172571 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[73]
C000172571 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000172571 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[73]
C000172571 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[73]
C000172571 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000172571 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[73]
C000172571 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[73]
C000172571 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[73]
C000172571 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[73]
C000172571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[73]
C000172571 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[73]
C000172572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000172572 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[75],[76]
C000172572 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[75]
C000172572 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[75]
C000172572 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[75]
C000172572 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[75]
C000172572 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000172572 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000172572 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[75]
C000172572 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[75]
C000172572 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[75]
C000172572 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[75]
C000172572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[75]
C000172572 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[75]
C000172573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[77]
C000172573 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[77],[78]
C000172573 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[77]
C000172573 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[77]
C000172573 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000172573 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[77]
C000172573 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[77]
C000172573 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000172573 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[77]
C000172573 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[77]
C000172573 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[77]
C000172573 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[77]
C000172573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[77]
C000172573 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[77]
C000172574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[79]
C000172574 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[79],[80]
C000172574 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[79]
C000172574 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[79]
C000172574 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000172574 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
C000172574 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[79]
C000172574 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000172574 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[79]
C000172574 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[79]
C000172574 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[79]
C000172574 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[79]
C000172574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[79]
C000172574 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[79]
C000172575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[81]
C000172575 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[81],[82]
C000172575 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[81]
C000172575 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[81]
C000172575 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000172575 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[81]
C000172575 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[81]
C000172575 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000172575 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[81]
C000172575 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[81]
C000172575 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[81]
C000172575 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[81]
C000172575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[81]
C000172575 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000172576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[83]
C000172576 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[83],[84]
C000172576 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[83]
C000172576 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[83]
C000172576 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000172576 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[83]
C000172576 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[83]
C000172576 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000172576 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[83]
C000172576 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[83]
C000172576 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[83]
C000172576 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[83]
C000172576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[83]
C000172576 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[83]
C000185819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[85]
C000185819 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[85],[86]
C000185819 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[85]
C000185819 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[85]
C000185819 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000185819 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[85]
C000185819 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[85]
C000185819 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[85]
C000185819 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[85]
C000185819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[85]
C000185819 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[85]
C000185819 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[85]
C000185819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[85]
C000185819 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[85]
C000172566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172566 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000172566 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[87]
C000172566 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000172566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000172567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[88]
C000172567 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000172567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172568 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000172568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[89]
C000172568 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000172568 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000172569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[90]
C000172569 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000172569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000185817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185817 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000185817 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[91]
C000185817 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000185817 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172565 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000172565 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000172565 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[92]
C000172565 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000172565 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[93]
C000172577 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[93],[94]
C000172577 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[93]
C000172577 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[93]
C000172577 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[93]
C000172577 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[93]
C000172577 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[93]
C000172577 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[93]
C000172577 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[93]
C000172577 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[93]
C000172577 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[93]
C000172577 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[93]
C000172577 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[93]
C000172577 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[93]
C000172578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[95]
C000172578 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[95],[96]
C000172578 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[95]
C000172578 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[95]
C000172578 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000172578 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[95]
C000172578 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[95]
C000172578 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[95]
C000172578 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[95]
C000172578 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[95]
C000172578 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[95]
C000172578 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[95]
C000172578 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[95]
C000172578 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[95]
C000172579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[97]
C000172579 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[97],[98]
C000172579 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[97]
C000172579 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[97]
C000172579 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[97]
C000172579 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[97]
C000172579 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[97]
C000172579 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[97]
C000172579 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[97]
C000172579 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[97]
C000172579 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[97]
C000172579 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[97]
C000172579 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[97]
C000172579 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[97]
C000172580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[99]
C000172580 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[99],[100]
C000172580 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[99]
C000172580 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[99]
C000172580 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[99]
C000172580 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[99]
C000172580 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[99]
C000172580 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[99]
C000172580 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[99]
C000172580 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[99]
C000172580 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[99]
C000172580 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[99]
C000172580 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[99]
C000172580 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[99]
C000172581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[101]
C000172581 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[101],[102]
C000172581 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[101]
C000172581 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[101]
C000172581 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[101]
C000172581 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[101]
C000172581 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[101]
C000172581 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[101]
C000172581 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[101]
C000172581 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[101]
C000172581 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[101]
C000172581 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[101]
C000172581 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[101]
C000172581 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[101]
C000172582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[103]
C000172582 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[103],[104]
C000172582 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[103]
C000172582 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[103]
C000172582 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[103]
C000172582 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[103]
C000172582 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[103]
C000172582 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[103]
C000172582 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[103]
C000172582 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[103]
C000172582 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[103]
C000172582 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[103]
C000172582 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[103]
C000172582 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[103]
C000172583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[105]
C000172583 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[105],[106]
C000172583 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[105]
C000172583 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[105]
C000172583 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[105]
C000172583 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[105]
C000172583 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[105]
C000172583 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[105]
C000172583 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[105]
C000172583 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[105]
C000172583 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[105]
C000172583 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[105]
C000172583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[105]
C000172583 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[105]
C000172584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[107]
C000172584 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[107],[108]
C000172584 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[107]
C000172584 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[107]
C000172584 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[107]
C000172584 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[107]
C000172584 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[107]
C000172584 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[107]
C000172584 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[107]
C000172584 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[107]
C000172584 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[107]
C000172584 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[107]
C000172584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[107]
C000172584 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[107]
C000185821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[109]
C000185821 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[109],[110]
C000185821 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[109]
C000185821 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[109]
C000185821 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[109]
C000185821 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[109]
C000185821 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[109]
C000185821 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[109]
C000185821 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[109]
C000185821 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[109]
C000185821 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[109]
C000185821 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[109]
C000185821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[109]
C000185821 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[109]
C000172585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[111]
C000172585 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[111],[112]
C000172585 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[111]
C000172585 [Member] | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[111]
C000172585 [Member] | ANGOLA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[111]
C000172585 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[111]
C000172585 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[111]
C000172585 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[111]
C000172585 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[111]
C000172585 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[111]
C000172585 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[111]
C000172585 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[111]
C000172585 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[111]
C000172585 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[111]
C000172557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[113]
C000172557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[113]
C000172557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[113]
C000172557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[113]
C000172557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[113]
C000172557 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[113]
C000172557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[113]
C000172557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[113]
C000172557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[113]
C000172557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[113]
C000172557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[113]
C000172557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[113]
C000172557 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[113]
C000172557 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[113]
C000172558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[114]
C000172558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[114]
C000172558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[114]
C000172558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[114]
C000172558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[114]
C000172558 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[114]
C000172558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[114]
C000172558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[114]
C000172558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[114]
C000172558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[114]
C000172558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[114]
C000172558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[114]
C000172558 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[114]
C000172558 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[114]
C000172559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[115]
C000172559 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[115]
C000172559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[115]
C000172559 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[115]
C000172559 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[115]
C000172559 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[115]
C000172559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[115]
C000172559 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[115]
C000172559 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[115]
C000172559 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[115]
C000172559 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[115]
C000172559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[115]
C000172559 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[115]
C000172559 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[115]
C000172560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[116]
C000172560 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[116]
C000172560 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[116]
C000172560 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[116]
C000172560 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[116]
C000172560 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[116]
C000172560 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[116]
C000172560 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[116]
C000172560 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[116]
C000172560 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[116]
C000172560 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[116]
C000172560 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[116]
C000172560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[116]
C000172560 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[116]
C000172561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[117]
C000172561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[117]
C000172561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[117]
C000172561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[117]
C000172561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[117]
C000172561 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[117]
C000172561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[117]
C000172561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[117]
C000172561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[117]
C000172561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[117]
C000172561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[117]
C000172561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[117]
C000172561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[117]
C000172561 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[117]
C000172562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[118]
C000172562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[118]
C000172562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[118]
C000172562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[118]
C000172562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[118]
C000172562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[118]
C000172562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[118]
C000172562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[118]
C000172562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[118]
C000172562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[118]
C000172562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[118]
C000172562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[118]
C000172562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[118]
C000172562 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[118]
C000172563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[119]
C000172563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[119]
C000172563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[119]
C000172563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[119]
C000172563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[119]
C000172563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[119]
C000172563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[119]
C000172563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[119]
C000172563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[119]
C000172563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[119]
C000172563 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[119]
C000172563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[119]
C000172563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[119]
C000172563 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[119]
C000172564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[120]
C000172564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[120]
C000172564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[120]
C000172564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[120]
C000172564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[120]
C000172564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[120]
C000172564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[120]
C000172564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[120]
C000172564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[120]
C000172564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[120]
C000172564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[120]
C000172564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[120]
C000172564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[120]
C000172564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[120]
C000185815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[121]
C000185815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[121]
C000185815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[121]
C000185815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[121]
C000185815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[121]
C000185815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[121]
C000185815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[121]
C000185815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[121]
C000185815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[121]
C000185815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[121]
C000185815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[121]
C000185815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[121]
C000185815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[121]
C000185815 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[121]
C000011245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[122]
C000011245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[122]
C000011245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[122]
C000011245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[122]
C000011245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[122]
C000011245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[122]
C000011245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[122]
C000011245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[122]
C000011245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[122]
C000011245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[122]
C000011245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[122]
C000011245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[122]
C000011245 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[122]
C000011245 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[122]
C000011247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[123]
C000011247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[123]
C000011247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[123]
C000011247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[123]
C000011247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[123]
C000011247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[123]
C000011247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[123]
C000011247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[123]
C000011247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[123]
C000011247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[123]
C000011247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[123]
C000011247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[123]
C000011247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[123]
C000011247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[123]
C000035167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[124]
C000035167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[124]
C000035167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[124]
C000035167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[124]
C000035167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[124]
C000035167 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[124]
C000035167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[124]
C000035167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[124]
C000035167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[124]
C000035167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[124]
C000035167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[124]
C000035167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[124]
C000035167 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[124]
C000035167 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[124]
C000040921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[125]
C000040921 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[125]
C000040921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[125]
C000040921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[125]
C000040921 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[125]
C000040921 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[125]
C000040921 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[125]
C000040921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[125]
C000040921 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[125]
C000040921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[125]
C000040921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[125]
C000040921 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[125]
C000040921 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[125]
C000040921 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[125]
C000040922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[126]
C000040922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[126]
C000040922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[126]
C000040922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[126]
C000040922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[126]
C000040922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[126]
C000040922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[126]
C000040922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[126]
C000040922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[126]
C000040922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[126]
C000040922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[126]
C000040922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[126]
C000040922 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[126]
C000040922 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[126]
C000040923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[127]
C000040923 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[127]
C000040923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[127]
C000040923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[127]
C000040923 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[127]
C000040923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[127]
C000040923 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[127]
C000040923 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[127]
C000040923 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[127]
C000040923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[127]
C000040923 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[127]
C000040923 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[127]
C000040923 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[127]
C000040923 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[127]
C000148303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[128]
C000148303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[128]
C000148303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[128]
C000148303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[128]
C000148303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[128]
C000148303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[128]
C000148303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[128]
C000148303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[128]
C000148303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[128]
C000148303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[128]
C000148303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[128]
C000148303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[128]
C000148303 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[128]
C000148303 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[128]
C000011252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[129]
C000011252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[129]
C000011252 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[129]
C000011252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[129]
C000011252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[129]
C000011252 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[129]
C000011252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[129]
C000011252 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[129]
C000011252 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[129]
C000011252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[129]
C000011252 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[129]
C000011252 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[129]
C000011252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[129]
C000011252 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[129]
C000185807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[130]
C000185807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[130]
C000185807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[130]
C000185807 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[130]
C000185807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%	[130]
C000185807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[130]
C000185807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[130]
C000185807 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[130]
C000185807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[130]
C000185807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[130]
C000185807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[130]
C000185807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[130]
C000185807 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[130]
C000185807 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)	[130]

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[11]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[12]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[23]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[24]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[25]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[28]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[29]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[30]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[31]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[33]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[34]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[35]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[36]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[37]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[38]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[39]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[40]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[41]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[42]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[43]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[46]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[47]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[48]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[49]	Percentage rounds to zero.
[50]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[51]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[52]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[53]	Percentage rounds to zero.
[54]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[55]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[56]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[57]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[58]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[59]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[60]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[61]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[62]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[63]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[64]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[65]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[66]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[67]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[68]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[69]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[70]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[71]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[72]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[73]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[74]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[75]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[76]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[77]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[78]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[79]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[80]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[81]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[82]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[83]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[84]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[85]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[86]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[87]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[88]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[89]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[90]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[91]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[92]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[93]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[94]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[95]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[96]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[97]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[98]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[99]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[100]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[101]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[102]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[103]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[104]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[105]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[106]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[107]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[108]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[109]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[110]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[111]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[112]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[113]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[114]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[115]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[116]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[117]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[118]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[119]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[120]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[121]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[122]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[123]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[124]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[125]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[126]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[127]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[128]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[129]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[130]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.